Capital Group U.S. Multi-Sector Income ETF
Investment portfolio
September 30, 2023
unaudited
Bonds, notes & other debt instruments 99.10% Corporate bonds, notes & loans 67.74% Financials 12.61%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 3.85% 10/29/2041	USD1,100	$781
AG Issuer, LLC 6.25% 3/1/2028[1]	156	146
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	465	468
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	435	405
Allstate Corp. (The) 5.25% 3/30/2033	83	78
American International Group, Inc. 5.125% 3/27/2033	231	215
AmWINS Group, Inc. 4.875% 6/30/2029[1]	375	329
Aon Corp. 5.35% 2/28/2033	212	204
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	605	539
AssuredPartners, Inc. 5.625% 1/15/2029[1]	430	373
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	350	292
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	400	385
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[2]	225	217
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	50	49
Block, Inc. 3.50% 6/1/2031	275	216
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	200	196
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	300	294
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	54	51
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	335	316
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	192	183
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	416	415
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]	400	383
Coinbase Global, Inc. 3.375% 10/1/2028[1]	75	54
Coinbase Global, Inc. 3.625% 10/1/2031[1]	350	233
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	950	832
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	110	90
Corebridge Financial, Inc. 3.90% 4/5/2032	250	211
Corebridge Financial, Inc. 4.40% 4/5/2052	395	290
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]	150	151
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	335	293
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	155	154
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[2]	200	181
Discover Financial Services 6.70% 11/29/2032	78	76
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	65	64
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	963	770
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[1]	475	476
Hightower Holding, LLC 6.75% 4/15/2029[1]	325	279
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	1,155	895
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]	25	24
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	734	706
HUB International, Ltd. 7.00% 5/1/2026[1]	425	425
HUB International, Ltd. 5.625% 12/1/2029[1]	150	131
HUB International, Ltd. 7.25% 6/15/2030[1]	491	491
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.584% 6/20/2030[3,4]	49	49
Capital Group U.S. Multi-Sector Income ETF — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	USD350	$343
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	580	477
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]	150	145
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	860	559
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	400	357
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	200	196
LPL Holdings, Inc. 4.00% 3/15/2029[1]	535	467
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	40	39
MetLife, Inc. 5.375% 7/15/2033	296	285
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	175	166
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]	150	145
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	130	125
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]	419	381
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[2]	535	538
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[2]	50	46
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	480	453
Nasdaq, Inc. 5.35% 6/28/2028	31	30
Nasdaq, Inc. 5.55% 2/15/2034	150	143
Nasdaq, Inc. 5.95% 8/15/2053	180	168
Nasdaq, Inc. 6.10% 6/28/2063	229	213
Navient Corp. 9.375% 7/25/2030	200	197
Navient Corp. 5.625% 8/1/2033	950	691
New York Life Global Funding 4.55% 1/28/2033[1]	46	42
NFP Corp. 4.875% 8/15/2028[1]	100	88
NFP Corp. 6.875% 8/15/2028[1]	330	283
NFP Corp. 7.50% 10/1/2030[1]	302	290
Oxford Finance, LLC 6.375% 2/1/2027[1]	135	126
PayPal Holdings, Inc. 5.05% 6/1/2052	239	216
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	202	196
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]	348	335
Power Finance Corp., Ltd. 3.35% 5/16/2031	250	204
Royal Bank of Canada 5.00% 2/1/2033	89	83
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	370	323
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]	348	318
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	66	61
Sumitomo Mitsui Financial Group, Inc. 5.808% 9/14/2033	275	267
The Charles Schwab Corp. 2.45% 3/3/2027	245	218
Toronto-Dominion Bank 5.523% 7/17/2028	200	198
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	627	591
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]	125	117
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	225	198
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	348	329
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	385	336
UBS Group AG 6.301% 9/22/2034[1,2]	275	269
Wells Fargo & Co. 4.89% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[2]	645	584
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	725	678
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	700	663
WeWork Companies, LLC 5.00% Cash and 6.00% PIK 8/15/2027[1,5]	112	12
WeWork Companies, LLC 7.00% Cash and 8.00% PIK 8/15/2027[1,5]	90	45
		26,644
Capital Group U.S. Multi-Sector Income ETF — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 11.04%	Principal amount (000)	Value (000)
Apache Corp. 5.10% 9/1/2040	USD75	$60
Apache Corp. 5.25% 2/1/2042	225	176
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	565	509
BP Capital Markets America, Inc. 4.893% 9/11/2033	200	188
California Resources Corp. 7.125% 2/1/2026[1]	240	241
Callon Petroleum Co. 7.50% 6/15/2030[1]	580	563
Cheniere Energy Partners, LP 3.25% 1/31/2032	545	434
Cheniere Energy Partners, LP 5.95% 6/30/2033[1]	175	169
Cheniere Energy, Inc. 4.625% 10/15/2028	395	364
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	630	593
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	155	155
Civitas Resources, Inc. 5.00% 10/15/2026[1]	255	239
Civitas Resources, Inc. 8.375% 7/1/2028[1]	325	331
Civitas Resources, Inc. 8.75% 7/1/2031[1]	650	665
CNX Resources Corp. 7.375% 1/15/2031[1]	514	504
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[1]	554	542
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]	104	103
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[1]	134	131
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[1]	77	75
Comstock Resources, Inc. 6.75% 3/1/2029[1]	340	313
Comstock Resources, Inc. 5.875% 1/15/2030[1]	495	429
ConocoPhillips Co. 5.30% 5/15/2053	75	69
ConocoPhillips Co. 5.55% 3/15/2054	77	73
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	451	461
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	75	77
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	375	382
DT Midstream, Inc. 4.375% 6/15/2031[1]	400	337
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]	230	250
Ecopetrol SA 8.875% 1/13/2033	435	425
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	645	556
EQT Corp. 3.625% 5/15/2031[1]	80	68
Exxon Mobil Corp. 2.61% 10/15/2030	350	296
Exxon Mobil Corp. 3.452% 4/15/2051	800	560
Genesis Energy, LP 8.00% 1/15/2027	370	357
Genesis Energy, LP 8.875% 4/15/2030	345	337
Harvest Midstream I, LP 7.50% 9/1/2028[1]	425	411
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	625	556
Kinder Morgan, Inc. 4.80% 2/1/2033	250	226
Kinder Morgan, Inc. 5.20% 6/1/2033	50	46
Kinder Morgan, Inc. 5.45% 8/1/2052	295	251
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	305	282
MPLX, LP 4.95% 9/1/2032	445	406
MPLX, LP 5.00% 3/1/2033	75	68
MPLX, LP 4.95% 3/14/2052	890	697
Nabors Industries, Inc. 7.375% 5/15/2027[1]	100	97
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	745	687
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	810	802
Noble Finance II, LLC 8.00% 4/15/2030[1]	75	76
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	397	397
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	90	91
Occidental Petroleum Corp. 6.625% 9/1/2030	125	127
Occidental Petroleum Corp. 6.125% 1/1/2031	250	247
Occidental Petroleum Corp. 6.60% 3/15/2046	380	374
ONEOK, Inc. 5.55% 11/1/2026	30	30
Capital Group U.S. Multi-Sector Income ETF — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 5.65% 11/1/2028	USD39	$39
ONEOK, Inc. 5.80% 11/1/2030	74	72
ONEOK, Inc. 6.05% 9/1/2033	549	540
ONEOK, Inc. 6.625% 9/1/2053	588	576
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	330	311
Petroleos Mexicanos 6.49% 1/23/2027	150	133
Range Resources Corp. 4.75% 2/15/2030[1]	440	391
Shell International Finance BV 3.00% 11/26/2051	200	125
Southwestern Energy Co. 4.75% 2/1/2032	285	245
Sunoco, LP 4.50% 5/15/2029	320	281
Superior Plus, LP 4.50% 3/15/2029[1]	50	44
TotalEnergies Capital International SA 3.127% 5/29/2050	310	202
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	160	160
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	52	51
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	42	43
Transocean, Inc. 8.00% 2/1/2027[1]	300	289
Transocean, Inc. 8.75% 2/15/2030[1]	325	333
Transocean, Inc. 6.80% 3/15/2038	350	267
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	304	290
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	400	329
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	200	198
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	425	418
Vital Energy, Inc. 10.125% 1/15/2028	105	107
Vital Energy, Inc. 9.75% 10/15/2030	135	138
Western Midstream Operating, LP 4.50% 3/1/2028	380	354
Western Midstream Operating, LP 6.15% 4/1/2033	203	196
Williams Companies, Inc. 4.65% 8/15/2032	325	296
		23,331
Consumer discretionary 7.60%
Advance Auto Parts, Inc. 3.90% 4/15/2030	346	281
Advance Auto Parts, Inc. 3.50% 3/15/2032	466	349
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	300	234
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	1,020	852
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	225	228
Amazon.com, Inc. 4.70% 12/1/2032	160	153
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	495	426
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	150	125
Bath & Body Works, Inc. 6.875% 11/1/2035	685	613
Boyd Gaming Corp. 4.75% 12/1/2027	195	180
Boyne USA, Inc. 4.75% 5/15/2029[1]	230	201
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	125	122
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	187	186
Carnival Corp. 5.75% 3/1/2027[1]	325	294
Carnival Corp. 6.00% 5/1/2029[1]	513	438
Carnival Corp. 7.00% 8/15/2029[1]	275	271
Carnival Corp. 10.50% 6/1/2030[1]	87	90
Cedar Fair, LP 5.50% 5/1/2025[1]	200	196
Clarios Global, LP 8.50% 5/15/2027[1]	175	175
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	175	149
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	275	224
First Student Bidco, Inc. 4.00% 7/31/2029[1]	165	140
Ford Motor Co. 7.45% 7/16/2031	250	260
Ford Motor Co. 6.10% 8/19/2032	1,000	943
Capital Group U.S. Multi-Sector Income ETF — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 4.134% 8/4/2025	USD100	$95
Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	89
Ford Motor Credit Co., LLC 4.95% 5/28/2027	200	188
Ford Motor Credit Co., LLC 3.815% 11/2/2027	907	809
Hanesbrands, Inc. 4.875% 5/15/2026[1]	150	138
Hanesbrands, Inc. 9.00% 2/15/2031[1]	297	283
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[3,4]	79	77
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	359	302
Home Depot, Inc. 1.375% 3/15/2031	280	212
Home Depot, Inc. 3.25% 4/15/2032	154	132
International Game Technology PLC 5.25% 1/15/2029[1]	480	443
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	350	298
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	495	481
Levi Strauss & Co. 3.50% 3/1/2031[1]	250	198
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	105	104
Lithia Motors, Inc. 3.875% 6/1/2029[1]	225	190
Marriott International, Inc. 3.50% 10/15/2032	110	90
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	285	239
Party City Holdings, Inc. 8.75% 2/15/2026[1]	230	36
Party City Holdings, Inc., Term Loan DIP, 14.582% 11/16/2023[3,4]	40	41
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	79	78
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	465	427
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	156	132
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	340	312
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	200	208
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	76	75
Sands China, Ltd. 3.75% 8/8/2031[2]	575	455
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	113	98
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	689	572
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	416	332
Toyota Motor Corp. 5.118% 7/13/2028	200	199
Vail Resorts, Inc. 6.25% 5/15/2025[1]	90	90
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	315	294
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	413	371
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	770	674
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	176	167
		16,059
Health care 6.42%
AdaptHealth, LLC 4.625% 8/1/2029[1]	76	58
AdaptHealth, LLC 5.125% 3/1/2030[1]	305	237
Amgen, Inc. 5.25% 3/2/2030	86	84
Amgen, Inc. 4.20% 3/1/2033	640	569
Amgen, Inc. 5.25% 3/2/2033	368	352
Amgen, Inc. 3.00% 1/15/2052	875	529
Amgen, Inc. 5.65% 3/2/2053	656	614
Amgen, Inc. 5.75% 3/2/2063	175	162
Avantor Funding, Inc. 3.875% 11/1/2029[1]	341	292
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	115	59
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	425	377
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	125	48
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	235	90
Baxter International, Inc. 2.272% 12/1/2028	100	84
Baxter International, Inc. 2.539% 2/1/2032	517	400
Capital Group U.S. Multi-Sector Income ETF — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Baxter International, Inc. 3.132% 12/1/2051	USD375	$223
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	310	256
Centene Corp. 2.45% 7/15/2028	240	203
Centene Corp. 2.50% 3/1/2031	695	535
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	299	257
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	100	86
CVS Health Corp. 5.25% 2/21/2033	126	119
CVS Health Corp. 5.875% 6/1/2053	177	164
CVS Health Corp. 6.00% 6/1/2063	288	265
Eli Lilly and Co. 4.70% 2/27/2033	38	37
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	290	283
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[3,4]	25	25
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	150	149
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	125	127
Gilead Sciences, Inc. 5.25% 10/15/2033	189	184
Grifols SA 4.75% 10/15/2028[1]	200	171
HCA, Inc. 2.375% 7/15/2031	400	306
HealthEquity, Inc. 4.50% 10/1/2029[1]	140	121
Medline Borrower, LP 5.25% 10/1/2029[1]	380	329
Merck & Co., Inc. 5.15% 5/17/2063	175	160
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	100	83
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	1,047	841
Owens & Minor, Inc. 6.25% 4/1/2030[1]	535	475
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	265	251
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	100	92
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	478	444
Radiology Partners, Inc. 9.25% 2/1/2028[1]	392	155
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[3,4]	100	76
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	160	116
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	79	80
Tenet Healthcare Corp. 6.125% 10/1/2028	100	94
Tenet Healthcare Corp. 4.375% 1/15/2030	305	263
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	275	266
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	450	401
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	455	447
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	780	706
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	609
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	146	92
UnitedHealth Group, Inc. 2.90% 5/15/2050	180	111
		13,557
Communication services 5.60%
AT&T, Inc. 2.25% 2/1/2032	165	124
AT&T, Inc. 3.55% 9/15/2055	240	147
CCO Holdings, LLC 4.25% 2/1/2031[1]	170	136
CCO Holdings, LLC 4.75% 2/1/2032[1]	175	140
CCO Holdings, LLC 4.50% 6/1/2033[1]	925	709
CCO Holdings, LLC 4.25% 1/15/2034[1]	1,610	1,187
Charter Communications Operating, LLC 2.30% 2/1/2032	135	98
Charter Communications Operating, LLC 3.70% 4/1/2051	1,070	623
Comcast Corp. 4.80% 5/15/2033	100	94
Comcast Corp. 2.887% 11/1/2051	200	118
Comcast Corp. 5.35% 5/15/2053	75	68
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	250	221
Capital Group U.S. Multi-Sector Income ETF — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
DISH DBS Corp. 5.875% 11/15/2024	USD155	$145
DISH DBS Corp. 7.75% 7/1/2026	125	94
DISH Network Corp. 11.75% 11/15/2027[1]	610	615
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	275	212
Frontier Communications Holdings, LLC 5.875% 11/1/2029	25	18
Gray Escrow II, Inc. 5.375% 11/15/2031[1]	796	522
Gray Television, Inc. 5.875% 7/15/2026[1]	25	23
Gray Television, Inc. 4.75% 10/15/2030[1]	327	217
Lamar Media Corp. 3.625% 1/15/2031	521	425
Meta Platforms, Inc. 3.85% 8/15/2032	415	368
Meta Platforms, Inc. 4.45% 8/15/2052	345	273
Netflix, Inc. 4.875% 4/15/2028	390	378
Netflix, Inc. 5.875% 11/15/2028	93	94
Netflix, Inc. 5.375% 11/15/2029[1]	215	210
News Corp. 3.875% 5/15/2029[1]	605	521
Nexstar Media, Inc. 4.75% 11/1/2028[1]	550	456
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	75	64
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	125	100
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	910	690
Tencent Holdings, Ltd. 3.24% 6/3/2050	665	383
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	165	95
Tencent Holdings, Ltd. 3.84% 4/22/2051	310	198
T-Mobile USA, Inc. 2.55% 2/15/2031	100	80
T-Mobile USA, Inc. 5.05% 7/15/2033	37	34
T-Mobile USA, Inc. 5.75% 1/15/2034	150	146
T-Mobile USA, Inc. 3.40% 10/15/2052	100	63
T-Mobile USA, Inc. 6.00% 6/15/2054	47	45
Univision Communications, Inc. 8.00% 8/15/2028[1]	15	15
Univision Communications, Inc. 4.50% 5/1/2029[1]	620	506
Univision Communications, Inc. 7.375% 6/30/2030[1]	725	664
Verizon Communications, Inc. 3.55% 3/22/2051	260	171
WMG Acquisition Corp. 3.875% 7/15/2030[1]	412	349
		11,839
Materials 5.40%
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	550	431
ATI, Inc. 4.875% 10/1/2029	235	207
ATI, Inc. 7.25% 8/15/2030	70	70
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	200	186
Ball Corp. 6.875% 3/15/2028	240	242
Ball Corp. 6.00% 6/15/2029	100	97
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	52	49
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	175	169
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	261	250
Braskem Idesa SAPI 6.99% 2/20/2032	250	150
Braskem Netherlands Finance BV 8.75% 1/12/2031[1]	200	198
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	350	323
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	200	164
Celanese US Holdings, LLC 6.35% 11/15/2028	131	129
Celanese US Holdings, LLC 6.55% 11/15/2030	299	293
Celanese US Holdings, LLC 6.379% 7/15/2032	385	371
Celanese US Holdings, LLC 6.70% 11/15/2033	390	380
EIDP, Inc. 4.80% 5/15/2033	124	116
Element Solutions, Inc. 3.875% 9/1/2028[1]	385	333
Capital Group U.S. Multi-Sector Income ETF — Page 7 of 19

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	USD620	$596
FXI Holdings, Inc. 12.25% 11/15/2026[1]	595	543
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	730	426
LABL, Inc. 9.50% 11/1/2028[1]	276	283
LSB Industries, Inc. 6.25% 10/15/2028[1]	352	319
Mineral Resources Ltd. 9.25% 10/1/2028[1]	170	172
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	420	415
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	306	301
Nova Chemicals Corp. 4.25% 5/15/2029[1]	255	199
Novelis Corp. 3.875% 8/15/2031[1]	530	424
OCI NV 6.70% 3/16/2033[1]	480	459
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	435	435
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	475	457
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	193	170
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	250	214
Scotts Miracle-Gro Co. 4.375% 2/1/2032	85	64
Sealed Air Corp. 4.00% 12/1/2027[1]	100	89
Sealed Air Corp. 6.125% 2/1/2028[1]	436	423
Summit Materials, LLC 5.25% 1/15/2029[1]	308	280
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	350	366
Valvoline, Inc. 3.625% 6/15/2031[1]	451	350
Venator Finance SARL 9.50% 7/1/2025[1]	95	40
Venator Finance SARL, Term Loan, 15.05% 10/16/2023[3,4]	33	35
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	185	186
		11,404
Utilities 5.01%
Aegea Finance SARL 9.00% 1/20/2031[1]	200	202
Alabama Power Co. 3.94% 9/1/2032	151	133
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050	190	116
Consumers Energy Co. 3.60% 8/15/2032	75	65
Consumers Energy Co. 4.625% 5/15/2033	125	117
DTE Electric Co. 2.625% 3/1/2031	215	178
Duke Energy Carolinas, LLC 2.45% 8/15/2029	75	64
Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	252
Duke Energy Corp. 5.75% 9/15/2033	200	197
Duke Energy Corp. 6.10% 9/15/2053	300	291
Edison International 4.125% 3/15/2028	65	60
Edison International 6.95% 11/15/2029	95	98
Electricité de France SA 6.90% 5/23/2053[1]	300	298
Electricité de France SA, 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	200	209
Entergy Louisiana, LLC 2.90% 3/15/2051	445	263
FirstEnergy Corp. 2.65% 3/1/2030	845	690
FirstEnergy Corp. 2.25% 9/1/2030	180	140
FirstEnergy Corp. 3.40% 3/1/2050	350	218
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	200	195
Florida Power & Light Co. 2.875% 12/4/2051	444	269
Georgia Power Co. 4.95% 5/17/2033	250	235
MidAmerican Energy Co. 5.35% 1/15/2034	50	49
MidAmerican Energy Co. 5.85% 9/15/2054	350	345
Minejesa Capital BV 4.625% 8/10/2030	250	223
Minejesa Capital BV 5.625% 8/10/2037	200	153
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030	130	104
Capital Group U.S. Multi-Sector Income ETF — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	USD355	$203
Pacific Gas and Electric Co. 3.00% 6/15/2028	220	189
Pacific Gas and Electric Co. 4.55% 7/1/2030	74	65
Pacific Gas and Electric Co. 3.25% 6/1/2031	420	334
Pacific Gas and Electric Co. 5.90% 6/15/2032	300	280
Pacific Gas and Electric Co. 6.15% 1/15/2033	50	47
Pacific Gas and Electric Co. 6.40% 6/15/2033	100	97
Pacific Gas and Electric Co. 3.30% 8/1/2040	135	87
Pacific Gas and Electric Co. 3.50% 8/1/2050	890	531
PG&E Corp. 5.25% 7/1/2030	805	701
Public Service Electric and Gas Co. 5.20% 8/1/2033	175	171
Southern California Edison Co. 4.70% 6/1/2027	105	102
Southern California Edison Co. 5.65% 10/1/2028	300	300
Southern California Edison Co. 2.50% 6/1/2031	180	143
Southern California Edison Co. 3.65% 2/1/2050	793	537
Southern California Edison Co. 2.95% 2/1/2051	380	225
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	410	421
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.876% 5/17/2030[3,4]	65	65
The Southern Co. 5.70% 3/15/2034	125	123
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	305	257
Virginia Electric & Power 2.30% 11/15/2031	155	121
Xcel Energy, Inc. 4.60% 6/1/2032	50	45
Xcel Energy, Inc. 5.45% 8/15/2033	400	382
		10,590
Industrials 4.75%
Boeing Co. 5.15% 5/1/2030	1,250	1,195
Boeing Co. 3.625% 2/1/2031	200	173
Boeing Co. 5.705% 5/1/2040	130	120
Bombardier, Inc. 7.125% 6/15/2026[1]	280	272
Bombardier, Inc. 7.875% 4/15/2027[1]	590	576
Bombardier, Inc. 7.50% 2/1/2029[1]	175	166
Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	50	46
BWX Technologies, Inc. 4.125% 4/15/2029[1]	250	220
Canadian Pacific Railway Co. 3.10% 12/2/2051	150	94
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	115	100
Clean Harbors, Inc. 6.375% 2/1/2031[1]	45	44
CoreLogic, Inc. 4.50% 5/1/2028[1]	595	452
CSX Corp. 2.50% 5/15/2051	220	123
Enviri Corp. 5.75% 7/31/2027[1]	155	136
Icahn Enterprises, LP 4.75% 9/15/2024	121	117
Icahn Enterprises, LP 6.375% 12/15/2025	60	57
Icahn Enterprises, LP 6.25% 5/15/2026	144	134
Ingersoll-Rand, Inc. 5.70% 8/14/2033	24	23
KKR Apple Bidco, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.316% 9/22/2028[3,4]	80	80
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	140	135
Moog, Inc. 4.25% 12/9/2027[1]	91	82
Norfolk Southern Corp. 5.05% 8/1/2030	57	55
Norfolk Southern Corp. 4.45% 3/1/2033	15	14
Norfolk Southern Corp. 5.35% 8/1/2054	318	291
PM General Purchaser, LLC 9.50% 10/1/2028[1]	112	104
Regal Rexnord Corp. 6.30% 2/15/2030[1]	340	329
Regal Rexnord Corp. 6.40% 4/15/2033[1]	280	270
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	85	85
Capital Group U.S. Multi-Sector Income ETF — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	USD258	$262
RTX Corp. 5.15% 2/27/2033	250	237
Sensata Technologies BV 4.00% 4/15/2029[1]	500	431
Spirit AeroSystems, Inc. 4.60% 6/15/2028	565	441
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	440	448
SRS Distribution, Inc. 6.125% 7/1/2029[1]	75	64
Stericycle, Inc. 3.875% 1/15/2029[1]	365	315
The Dun & Bradstreet Corp. 5.00% 12/15/2029[1]	330	285
TransDigm, Inc. 6.25% 3/15/2026[1]	210	206
TransDigm, Inc. 6.75% 8/15/2028[1]	200	197
TransDigm, Inc. 4.625% 1/15/2029	250	219
Triumph Group, Inc. 9.00% 3/15/2028[1]	460	455
Uber Technologies, Inc. 8.00% 11/1/2026[1]	270	273
Union Pacific Corp. 2.95% 3/10/2052	308	190
United Rentals (North America), Inc. 5.25% 1/15/2030	260	241
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	285	287
		10,044
Consumer staples 4.19%
7-Eleven, Inc. 1.80% 2/10/2031[1]	491	373
7-Eleven, Inc. 2.80% 2/10/2051[1]	295	167
Altria Group, Inc. 3.70% 2/4/2051	1,411	878
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	100	96
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	250	209
B&G Foods, Inc. 5.25% 4/1/2025	100	98
B&G Foods, Inc. 8.00% 9/15/2028[1]	215	216
BAT Capital Corp. 6.421% 8/2/2033	107	104
BAT Capital Corp. 3.984% 9/25/2050	1,235	776
BAT Capital Corp. 7.081% 8/2/2053	628	594
Central Garden & Pet Co. 4.125% 4/30/2031[1]	480	392
Constellation Brands, Inc. 2.25% 8/1/2031	380	296
Constellation Brands, Inc. 4.75% 5/9/2032	18	17
Constellation Brands, Inc. 4.90% 5/1/2033	20	19
Coty, Inc. 6.625% 7/15/2030[1]	100	98
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	500	474
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	100	84
Ingles Markets, Inc. 4.00% 6/15/2031[1]	360	296
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	50	46
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	360	311
Minerva Luxembourg SA 8.875% 9/13/2033[1]	422	419
Performance Food Group, Inc. 4.25% 8/1/2029[1]	166	144
Philip Morris International, Inc. 5.625% 11/17/2029	147	145
Philip Morris International, Inc. 5.75% 11/7/2032	350	342
Philip Morris International, Inc. 5.375% 2/15/2033	650	616
Philip Morris International, Inc. 5.625% 9/7/2033	386	371
Post Holdings, Inc. 4.625% 4/15/2030[1]	510	437
Prestige Brands, Inc. 3.75% 4/1/2031[1]	345	278
Simmons Foods, Inc. 4.625% 3/1/2029[1]	350	287
Target Corp. 4.80% 1/15/2053	260	223
Walmart, Inc. 4.10% 4/15/2033	50	46
		8,852
Capital Group U.S. Multi-Sector Income ETF — Page 10 of 19

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 3.42%	Principal amount (000)	Value (000)
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	USD375	$261
Boston Properties, LP 2.55% 4/1/2032	197	142
Boston Properties, LP 2.45% 10/1/2033	427	292
Boston Properties, LP 6.50% 1/15/2034	442	422
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	65	60
Crown Castle, Inc. 5.00% 1/11/2028	82	79
Equinix, Inc. 2.50% 5/15/2031	295	230
Kennedy-Wilson, Inc. 4.75% 2/1/2030	975	729
Kennedy-Wilson, Inc. 5.00% 3/1/2031	625	457
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	29	25
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	500	404
MPT Operating Partnership, LP 3.50% 3/15/2031	550	344
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	415	352
Prologis, LP 4.75% 6/15/2033	85	78
Prologis, LP 5.125% 1/15/2034	110	104
Public Storage Operating Co. 5.10% 8/1/2033	348	333
Public Storage Operating Co. 5.35% 8/1/2053	293	268
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	50	43
Service Properties Trust 4.75% 10/1/2026	50	43
Service Properties Trust 4.95% 2/15/2027	41	35
Service Properties Trust 3.95% 1/15/2028	165	129
Service Properties Trust 4.95% 10/1/2029	729	552
Service Properties Trust 4.375% 2/15/2030	440	316
Sun Communities Operating, LP 4.20% 4/15/2032	300	256
The Howard Hughes Corp. 4.375% 2/1/2031[1]	790	607
VICI Properties, LP 5.125% 5/15/2032	755	677
		7,238
Information technology 1.70%
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	125	110
Broadcom, Inc. 2.60% 2/15/2033[1]	116	87
Broadcom, Inc. 3.469% 4/15/2034[1]	325	255
CDK Global II, LLC 7.25% 6/15/2029[1]	135	131
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	375	332
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	735	640
CommScope Technologies, LLC 6.00% 6/15/2025[1]	75	72
CommScope, Inc. 8.25% 3/1/2027[1]	98	64
CommScope, Inc. 7.125% 7/1/2028[1]	55	33
CommScope, Inc. 4.75% 9/1/2029[1]	100	74
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 10/2/2028[1,3,4]	117	117
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4,6]	273	273
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4,6]	28	28
Gartner, Inc. 3.75% 10/1/2030[1]	403	339
NCR Atleos Escrow Corp. 9.50% 4/1/2029[1]	470	455
ServiceNow, Inc. 1.40% 9/1/2030	120	92
SK hynix, Inc. 6.50% 1/17/2033	200	196
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.99% 9/29/2028[3,4]	199	191
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6,7]	110	101
		3,590
Total corporate bonds, notes & loans		143,148
Capital Group U.S. Multi-Sector Income ETF — Page 11 of 19

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 15.91% Commercial mortgage-backed securities 13.82%	Principal amount (000)	Value (000)
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[8]	USD634	$534
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[8]	267	271
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[8]	458	423
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.937% 11/15/2032[8]	556	494
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.937% 11/15/2032[8]	500	399
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[8]	375	345
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[8]	102	85
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.625% 3/15/2056[8]	745	693
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 7.00% 8/15/2056[8]	712	696
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 7.00% 8/15/2056[8]	493	428
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.251% 3/15/2037[1,8]	100	93
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[8]	1,008	853
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[8]	148	143
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.546% 4/15/2056[8]	150	139
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.598% 4/15/2056[8]	198	169
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[8]	470	413
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2050[8]	999	981
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[8]	742	686
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[8]	226	218
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[8]	499	479
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[8]	499	405
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[8]	500	492
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[8]	881	818
BMO Mortgage Trust, Series 2023-C5, Class B, 6.70% 6/15/2056[8]	312	305
BMO Mortgage Trust, Series 2023-C5, Class C, 6.85% 6/15/2056[8]	166	151
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[8]	1,052	1,037
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[8]	403	373
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[8]	520	508
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.097% 9/15/2036[1,8]	280	268
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.447% 9/15/2036[1,8]	710	679
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.322% 2/15/2039[1,8]	769	752
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.783% 8/15/2039[1,8]	446	447
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.029% 8/15/2039[1,8]	223	223
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 10.106% 6/15/2040[1,8]	1,500	1,498
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,8]	500	407
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,8]	495	412
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,8]	500	409
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.482% 9/15/2028[1,8]	958	963
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,8]	1,129	1,047
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/10/2028[1,8]	245	232
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[8]	140	99
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,8]	664	537
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.378% 9/10/2040[1,8]	1,546	1,446
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.618% 2/10/2056[8]	495	480
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.618% 2/10/2056[8]	195	177
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.252% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,2,8]	243	242
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[8]	483	452
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[8]	508	475
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[8]	410	401
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[8]	283	252
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.179% 3/25/2050[1,8]	1,357	1,327
Capital Group U.S. Multi-Sector Income ETF — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[8]	USD481	$452
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[8]	995	942
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[8]	967	826
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.121% 11/15/2027[1,8]	412	413
WSTN Trust, Series 2023-MAUI, Class B, 7.26% 8/5/2027[1,8]	260	259
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,8]	148	146
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 8/5/2027[1,8]	321	317
		29,211
Collateralized mortgage-backed obligations (privately originated) 2.09%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,8]	224	200
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,8]	76	73
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.715% 12/25/2042[1,8]	894	910
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.865% 5/25/2043[1,8]	285	299
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.279% 2/25/2050[1,8]	348	348
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.529% 6/27/2050[1,8]	1,051	1,139
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.429% 8/25/2050[1,8]	346	386
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD CME Term SOFR + 1.014%) 6.334% 5/25/2055[1,8]	867	863
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,8]	100	93
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,8]	100	100
		4,411
Total mortgage-backed obligations		33,622
Asset-backed obligations 13.94%
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,8]	100	100
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]	347	342
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,8]	553	558
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,8]	100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,8]	187	185
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.513% 4/25/2034[1,8]	1,000	966
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,8]	395	394
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,8]	118	117
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,8]	136	135
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[8]	206	205
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,8]	260	259
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,8]	269	270
Dryden Senior Loan Fund, CLO, Series 2020-78, Class D, (3-month USD CME Term SOFR + 3.262%) 8.57% 4/17/2033[1,8]	2,000	1,932
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,8]	810	798
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,8]	212	213
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,8]	1,014	1,030
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,8]	1,100	1,105
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,8]	49	49
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,8]	25	25
Flagship Credit Auto Trust, Series 2023-3, Class E, 9.74% 6/17/2030[1,8]	297	297
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,8]	584	572
Capital Group U.S. Multi-Sector Income ETF — Page 13 of 19

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.775% 4/23/2036[1,8]	USD250	$253
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,8]	75	75
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,8]	68	67
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,8]	950	946
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,8]	203	202
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,8]	300	298
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028[1,8]	472	473
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,8]	478	414
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,8]	500	455
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,8]	233	230
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,8]	1,136	1,140
Hertz Vehicle Financing III, LLC, Series 2023-4, Class D, 9.44% 3/25/2030[1,8]	462	468
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,8]	273	271
Mission Lane Credit Card Master Trust, Series 2023-B, Class C, 10.44% 11/15/2028[1,8]	6,312	6,311
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[6,7,8]	1,000	1,015
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,8]	615	610
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,8]	1,100	1,101
Ondeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,8]	273	271
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.638% 10/25/2036[1,8]	467	467
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.538% 10/25/2036[1,8]	378	378
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 9.862% 7/20/2031[1,8]	250	251
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.926% 1/20/2031[1,8]	467	468
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,8]	273	267
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.406% 7/20/2036[1,8]	250	249
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	149	150
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,8]	163	161
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,8]	465	417
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,8]	221	199
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,8]	415	394
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,8]	1,000	964
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.376% 10/20/2031[1,8]	500	502
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,8]	209	208
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,8]	116	115
		29,441
U.S. Treasury bonds & notes 1.42% U.S. Treasury 1.42%
U.S. Treasury 5.00% 8/31/2025	650	649
U.S. Treasury 4.625% 9/15/2026	500	497
U.S. Treasury 4.375% 8/31/2028	27	27
U.S. Treasury 3.875% 8/15/2033[9]	1,001	946
U.S. Treasury 3.625% 5/15/2053[9]	1,071	886
		3,005
Municipals 0.09%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	200	195
Total bonds, notes & other debt instruments (cost: $213,841,000)		209,411
Capital Group U.S. Multi-Sector Income ETF — Page 14 of 19

unaudited
Common stocks 0.03% Information technology 0.03%	Shares	Value (000)
Diebold Nixdorf, Inc.	3,082	$58
Short-term securities 2.98% Money market investments 2.98%
Capital Group Central Cash Fund 5.44%[10,11]	63,066	6,306
Total short-term securities (cost: $6,306,000)		6,306
Total investment securities 102.11% (cost: $220,278,000)		215,775
Other assets less liabilities (2.11)%		(4,460)
Net assets 100.00%		$211,315
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay			Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0615%	Annual	SOFR	Annual	9/29/2025	USD39,000	$61		$—	$61
4.663%	Annual	SOFR	Annual	9/26/2026	7,000	3		—	3
4.461%	Annual	SOFR	Annual	9/29/2028	7,000	25		—	25
SOFR	Annual	4.134%	Annual	9/26/2033	19,500	221		—	221
4.115%	Annual	SOFR	Annual	9/26/2038	1,600	(28)		—	(28)
4.2515%	Annual	SOFR	Annual	9/29/2043	1,750	6		—	6
SOFR	Annual	3.832%	Annual	9/26/2053	7,500	229		—	229
						$517		$—	$517
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.IG.41	1%	Quarterly	12/20/2028	USD6,266	$(76)	$(80)	$4
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[12] (000)	Value at 9/30/2023[13] (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2023 (000)
5%	Quarterly	CDX.NA.HY.40	6/20/2028	USD3,425	$57	$28	$29
Capital Group U.S. Multi-Sector Income ETF — Page 15 of 19

unaudited
Investments in affiliates11

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 2.98%
Money market investments 2.98%
Capital Group Central Cash Fund 5.44%[10]	$20	$62,577	$56,291	$(1)	$1	$6,306	$114
Restricted securities

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[8]	12/6/2022	$1,000	$1,015.48%
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2]	6/23/2023	106	101.05
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029	9/12/2023	268	273.13
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029	9/12/2023	28	28.02
		$1,402	$1,417.68%
[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $115,389,000, which represented 51.60% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,057,000, which represented 0.51% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,417,000, which represented 0.68% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,235,000, which represented .58% of the net assets of the fund.
[10]	Rate represents the seven-day yield at September 30, 2023.
[11]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[13]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital Group U.S. Multi-Sector Income ETF — Page 16 of 19

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. As of September 30, 2023, the fund did not have any open futures contracts. The average month-end notional amount of futures contracts while held was $65,069,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.  The average month-end notional amounts of interest rate swaps and credit default swaps while held were $83,350,000 and $8,672,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group U.S. Multi-Sector Income ETF — Page 17 of 19

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$143,047	$101	$143,148
Mortgage-backed obligations	—	33,622	—	33,622
Asset-backed obligations	—	28,426	1,015	29,441
U.S. Treasury bonds & notes	—	3,005	—	3,005
Municipals	—	195	—	195
Common stocks:
Information technology	58	—	—	58
Short-term securities	6,306	—	—	6,306
Total	$6,364	$208,295	$1,116	$215,775
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$545	$—	$545
Unrealized appreciation on credit default swaps	—	33	—	33
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(28)	—	(28)
Total	$—	$550	$—	$550
*	Interest rate swaps and credit default swaps are not included in the investment portfolio.
Key to abbreviations
AMT = Alternative Minimum Tax
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Facs. = Facilities

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Capital Group U.S. Multi-Sector Income ETF — Page 18 of 19

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
ETGEFP3-308-1123O-S96509	Capital Group U.S. Multi-Sector Income ETF — Page 19 of 19